Loss per share - Schedule of Anti-dilutive Shares (Details) - shares	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Earnings per share [line items]
Anti-dilutive shares (in shares)	9,003,519	6,415,533
Stock options
Earnings per share [line items]
Anti-dilutive shares (in shares)	1,085,571	6,415,533
Convertible debt
Earnings per share [line items]
Anti-dilutive shares (in shares)	7,917,948	0